Consolidated Balance Sheet (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Profit after tax	£ 438	£ 709	£ 1,164
Santander UK Group Holdings plc
Statement [Line Items]
Profit after tax	£ 240	£ 449